Goodwill and acquisitions (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Cash-generating Units (CGUs) with Significant Goodwill
Cash-generating units
(
CGUs
)
with significant goodwill and brands with an indefinite useful life as at 30 June are:

	Goodwill		Brands with an indefinite useful life
	30 June 2020	31 December 2019	30 June 2020	31 December 2019
CGU	£m	£m	£m	£m
GroupM	3,072.2	2,936.0	—	—
Wunderman Thompson	1,167.2	2,138.9	433.3	409.7
VMLY&R	460.6	901.0	203.6	199.1
Ogilvy	828.1	762.9	218.5	211.1
Burson Cohn & Wolfe	651.3	741.4	138.0	130.2
Other	1,940.8	2,690.5	136.4	128.1
	8,120.2	10,170.7	1,129.8	1,078.2

Disclosure of Cash Generating Units With Significant Impairments of Goodwill
The CGUs with significant impairments of goodwill as at 30 June 2020 are set out in the below table.

	Operating Sector	Recoverable amount	Goodwill impairment charge
CGU		£m	£m
Wunderman Thompson	Global Integrated Agencies	1,932.2	1,071.4
VMLY&R	Global Integrated Agencies	918.3	472.0
Burson Cohn & Wolfe	Public Relations	859.8	129.1
Geometry Global	Specialist Agencies	205.9	232.9
Landor & FITCH	Specialist Agencies	197.5	158.3
Other	Other	1,349.3	457.1

Sensitivity of CGUs with an impairment charge	A summary of the movements in the impairment charge from a reasonably possible change in these assumptions is as follows:

	Impact of changes to assumptions in 5-year projection period		Impact of change to terminal value assumptions	Impact of change to pre-tax discount rate

CGU	Revenue less pass-through costs growth rate +/- 0.5%	Operating m argin% +/- 0.5%	Long-term cash flow growth rate +/- 0.5%	+1.5%	-1.5%
	£m	£m	£m	£m	£m
Wunderman Thompson	19.2	70.8	54.6	(210.2)	279.4
VMLY&R	8.3	37.7	22.9	(100.1)	132.0
Burson Cohn & Wolfe	9.6	21.8	26.9	(98.7)	129.1
Geometry Global	1.2	13.5	3.6	(22.3)	29.7
Landor & FITCH	2.1	6.5	6.0	(23.5)	31.3
Other	11.9	47.8	33.9	(136.4)	164.2
	52.3	198.1	147.9	(591.2)	765.7